INCOME TAXES - Tax Credit Carryforwards (Details) CAD in Thousands	Dec. 31, 2017 CAD
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Tax credit carryforward	CAD 395,000
Foreign Tax Authority
Tax Credit Carryforward [Line Items]
Tax credit carryforward	CAD 100,000